NOTE 7 - INCOME TAXES (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
NOTE 7 - INCOME TAXES

NOTE 7 - INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net current and deferred income tax provision are as follows:

	Six Months Ended June 30, 2013			Six Months Ended June 30, 2012
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations

Current:	—	—	—	2,000,009	—	2,000,009
Total	—	—	—	2,000,009	—	2,000,009

The following is a reconciliation of the effective income tax rate to the Federal statutory rate:

	2013	2012
Statutory rate	34.00%	30.00%
State income taxes, net of Federal tax benefit	5.50	5.50
	39.50	35.50
Less: Valuation Allowance	(39.50)	—
	0.00%	35.50%

The accompanying unaudited condensed financial statements include refundable income taxes of $69,585 at June 30, 2013 and December 31, 2012. This amount represents the excess of federal and state income tax deposits over the expected tax liability.